Expense Example {- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-14 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
Dec. 04, 2020 USD ($)
Expense Example:
1 year	$ 26
3 years	124
5 years	233
10 years	$ 552